Customer Contract Related Balances - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Trade receivables related to associated companies and joint ventures	kr 0	kr 127
Customer finance credits current	kr 1,916	kr 1,494	kr 1,704
2021 [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Percentage of expected transaction price allocated to remaining performance obligation will converted to revenue	80.00%
2022 [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Percentage of expected transaction price allocated to remaining performance obligation will converted to revenue	15.00%
2023 and beyond [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Percentage of expected transaction price allocated to remaining performance obligation will converted to revenue	5.00%